Notes Related to the Consolidated Statements of Financial Position (Tables)	6 Months Ended
Jun. 30, 2019
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Schedule of Intangible Assets

Intangible assets

(amounts in €‘000)	Other intangible assets	TOTAL
GROSS VALUE

As of December 31, 2018	1,833	1,833

Increase	2	2
Decrease	—	—
FX rate impact	(0)	(0)
Reclassification	28	28

As of June 30, 2019	1,863	1,863

ACCUMULATED AMORTIZATION

As of December 31, 2018	(220)	(220)

Increase	(9)	(9)
Decrease	—	—
FX rate impact	0	0

As of June 30, 2019	(229)	(229)

NET VALUE
As of December 31, 2018	1,613	1,613

As of June 30, 2019	1,634	1,634

Schedule of Property, Plant and Equipment

Property, plant and equipment

(amounts in €‘000)	Assets under construction	Plant, equipment and tooling	General equipment, fixtures and fittings	Office equipment and computers	Advance payment	TOTAL
GROSS VALUE

As of December 31, 2018	13,559	2,584	2,007	824	—	18,974

Increase	8,251	129	2,741	227	35	11,383
Decrease	(0)	—	—	—	—	(0)
FX rate impact	96	(2)	(93)	(1)	—	0
Reclassification	(10,685)	(712)	10,210	67	—	(1,120)

As of June 30, 2019	11,221	2,000	14,865	1,117	35	29,237

ACCUMULATED DEPRECIATION

As of December 31, 2018	—	(1,824)	(1,471)	(405)	—	(3,700)

Increase	—	(156)	(269)	(77)	—	(502)
Decrease	—	—	—	—	—	—
FX rate impact	—	—	(0)	(1)	—	(1)
Reclassification	—	974	74	8	—	1,056

As of June 30, 2019	—	(1,006)	(1,666)	(475)	—	(3,147)

NET VALUE
As of December 31, 2018	13,559	760	536	419	—	15,274

As of June 30, 2019	11,221	994	13,198	642	35	26,090

Schedule of Right of use

Right of use

(amounts in €‘000)	Buildings	Plant, equipment and tooling	Transport equipment	Office equipment and computers	TOTAL
GROSS VALUE

As of December 31, 2018	—	—	—	—	—
First application of IFRS 16	7,397	—	47	—	7,443
Increase	4	—	34	—	37
Decrease	(355)	—	—	—	(355)
FX rate impact	34	—	—	—	34
Reclassification	—	974	—	118	1,092

As of June 30, 2019	7,080	974	80	118	8,252

ACCUMULATED DEPRECIATION

As of December 31, 2018	—	—	—	—	—

Increase	(554)	—	(10)	(20)	(584)
Decrease	16	—	—	—	16
FX rate impact	3	—	—	—	3
Reclassification	—	(974)	—	(79)	(1,053)

As of June 30, 2019	(535)	(974)	(10)	(99)	(1,618)

NET VALUE

As of December 31, 2018	—	—	—	—	—

As of June 30, 2019	6,545	—	70	20	6,634

Schedule of Other financial assets

5.4 Other financial assets

(amounts in €‘000)	12/31/2018	06/30/2019
Deposits related to leased premises	446	357
Advance payments to suppliers	510	510
Other	91	26

Total other non-current financial assets	1,046	892
Deposits related to leased premises	—	78

Total other current financial assets	—	78

Schedule of Inventories	Inventories

(amounts in €‘000)	12/31/2018	06/30/2019
Production inventory	1,336	207
Laboratory inventory	59	—

Total inventory	1,396	207

Schedule of Trade and Other Receivables	5.6 Trade and other receivables

(amounts in €‘000)	12/31/2018	06/30/2019
Trade and other receivables	30	917

Total trade and other receivables	30	917

Schedule of Other Current Assets

5.7 Other current assets

(amounts in €‘000)	12/31/2018	06/30/2019
Research Tax Credit	7,701	9,716
Tax receivables (e.g VAT), social receivables and other receivables	1,949	1,178
Prepaid expenses	4,461	3,757

Total other current assets	14,111	14,651

Summary of Cash and Cash Equivalents

5.8 Cash and cash equivalents

(amounts in €‘000)	12/31/2018	06/30/2019
Cash and cash equivalents	134,371	94,452

Total cash and cash equivalents as reported in statement of financial position	134,371	94,452
Bank overdrafts	—	—

Total cash and cash equivalents as reported in statement of cash flow	134,371	94,452

Summary of Details of Provisions

Provisions

(amounts in €‘000)	12/31/2018	06/30/2019
Provision for retirement indemnities	347	473

Provisions - non-current portion	347	473
Provision for risks	—	50

Provisions - current portion	—	50

(amounts in €‘000)	Provisions for retirement indemnities	Other provisions	TOTAL
As of December 31, 2018	347	—	347

Provisions	60	50	110
Actuarial gains and losses	66	—	66

As of June 30, 2019	473	50	523

Estimate of the Retirement Commitments

As part of the estimate of the retirement commitments, the following assumptions were used for all categories of employees:

	12/31/2018	06/30/2019
Discount rate	1.57%	0.77%
Wage increase	2%	2%
Social welfare contribution rate
- non executive employees	44%	37%
- executive employees	54%	50%
- executive management	55%	52%
Expected staff turnover
- non executive and executive employees	Medium - High	High
- executive management	Low	Low
Age of retirement	65 - 67 years	65 - 67 years
Mortality table	INSEE 2014	INSEE 2018

Summary of Financial Liabilities by Type

Financial liabilities by type

(amounts in €‘000)	12/31/2018	06/30/2019
Financial liabilities related to finance leases	39	—
Conditional advances	1,181	1,302
Bank loans	799	431

Total financial liabilities	2,019	1,732

Summary of Financial Liabilities by Maturity

Maturity dates of financial liabilities as of December 31, 2018 are as follows:

2018 (amounts in €‘000)	Less than one year	One to three years	Three to five years	More than five years	Total
Conditional advances				1,181	1,181
Bank loans	738	62			799
Financial liabilities related to finance leases	39				39

Total financial liabilities	776	62	—	1,181	2,019

Maturity dates of financial liabilities as of June 30, 2019 are as follows:

6/30/2019 (amounts in €‘000)	Less than one year	One to three years	Three to five years	More than five years	Total
Conditional advances				1,302	1,302
Bank loans	431				431

Total financial liabilities	431	—	—	1,302	1,732

Schedule of Conditional Advances

Conditional advances

(amounts in €‘000)	BPI France - TEDAC	TOTAL
Financial liabilities as of December 31, 2018	1,181	1,181

Capitalized interest	120	120

Financial liabilities as of June 30, 2019	1,302	1,302

Summary of Lease liabilities

Lease labilities

(amounts in €‘000)	Lease debt
As of December 31, 2018	—

First application of IFRS 16	7,734
Increase	1,886
Decrease	(858)
FX rate impact	25
Capitalized interests	39
Reclassification	42

As of June 30, 2019	8,868

Summary of Maturity Dates of Lease Liabilities

Maturity dates of lease liabilities are as follows:

	Less than one year	One to three years	Three to five years	More than five years	Total
As of December 31, 2018	—	—	—	—	—
As of June 30, 2019	773	2,494	1,987	3,614	8,868

Summary of Trade and Other Payables

5.13 Trade and other payables

(amounts in €‘000)	12/31/2018	06/30/2019
Domestic vendors	3,013	1,564
Foreign vendors	10,389	3,692
Vendors - accruals	3,253	6,235

Total trade and other payables	16,655	11,492

Disclosure of Other Current Liabilities

5.14 Other current liabilities

(amounts in €‘000)	12/31/2018	06/30/2019
Social liabilities, taxation and social security	3,148	3,303
Fixed assets payables	—	2,421
Deferred revenue	16	96
Other payables	53	94

Total other current liabilities	3,217	5,914

Summary of Financial Instruments Recognized in the Consolidated Statement of Financial Position and Effect on Net Income (Loss)

As of December 31, 2018 (amounts in €‘000)	Carrying amount on the statement of financial position	Fair value through profit and loss	Fair value through other comprehensive income	Loans and receivables	Debt at amortized cost	Fair value
Other non-current financial assets	1,046			1,046		1,046
Trade and other receivables	30			30		30
Other current assets	14,111			14,111		14,111
Cash and cash equivalents	134,371	134,371				134,371

Total financial assets	149,558	134,371	—	15,187	—	149,558

Financial liabilities - non current portion	1,243				1,243	1,243
Financial liabilities - current portion	776				776	776
Trade and other payables	16,655				16,655	16,655

Total financial liabilities	18,674	—	—	—	18,674	18,674

As of June 30, 2019 (amounts in €‘000)	Carrying amount on the statement of financial position	Fair value through profit and loss	Fair value through other comprehensive income	Loans and receivables	Debt at amortized cost	Fair value
Other non-current financial assets	892			892		892
Other current financial assets	78			78		78
Trade and other receivables	917			917		917
Other current assets	10,894			10,894		10,894
Cash and cash equivalents	94,452	94,452				94,452

Total financial assets	107,233	94,452	—	12,781	—	107,233

Financial liabilities - non current portion	1,302				1,302	1,302
Lease liabilities - non current portion	8,095				8,095	8,095
Financial liabilities - current portion	431				431	431
Lease liabilities - current portion	773				773	773
Trade and other payables	11,492				11,492	11,492
Other current liabilities	5,819				5,819	5,819

Total financial liabilities	27,912	—	—	—	27,912	27,912

(1)	The carrying amount of these assets and liabilities is a reasonable estimate of their fair value.

Summary of Transactions Between Related Parties

The remuneration of directors and other members of the executive committee was as set forth in the table below.

	06/30/2018			06/30/2019
(amounts in €‘000)	Salary / fees	Retirement benefits	Share based payments	Salary / fees	Retirement benefits	Share based payments
Executive officers / Deputy General Managers	366	30	199	527	8	152
Executive committee	706	51	290	755	5	146
Board of directors	145		262	161	—	114

Total	1,216	81	750	1,442	13	412